Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable, net of allowance for credit losses	$ 118	$ 128
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized (in Shares)	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	300,000,000	55,550,158
Common stock, shares issued (in Shares)	57,542,113	39,901,782
Common stock, shares outstanding (in Shares)	57,542,113	39,901,782
Series A Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)		17,604,052
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Series A Prime Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)		5,148,983
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)